Details of Significant Accounts - Schedule of Movements in Number Ordinary Shares Outstanding (Details) - shares	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in Number Ordinary Shares Outstanding [Abstract]
Number of ordinary shares outstanding	28,151,000	28,151,000